Equity Line of Credits (ELOC)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Equity Line of Credit (ELOC)

6.Equity Line of Credit (ELOC)

As described in Note 12, on June 10, 2026 the Company entered into the Purchase Agreement with Lucid establishing the ELOC, under which the Company may, in its sole discretion, sell up to 3,000,000 newly issued shares of its common stock to Lucid from time to time over a 24-month period, subject to the conditions and limitations set forth in the Purchase Agreement. During the period from the facility’s commencement on June 15, 2026 through June 30, 2026, the Company issued 313,996 shares of common stock under the facility, recorded at their issuance-date fair value of approximately $13.8 million, for aggregate gross proceeds of approximately $13.5 million, of which approximately $8.8 million had been received at June 30, 2026 and approximately $4.6 million was recorded as a receivable from the sale of common stock and collected in July 2026. The terms of the facility and the related derivative accounting, including the fair value measurement of the ELOC derivative, are described in Note 12.

Fair Value of ELOC Derivative

The ELOC derivative is measured at fair value on a recurring basis and is classified within Level 3 of the fair value hierarchy, as its measurement reflects significant unobservable inputs, including the expected timing and volume of future sales under the facility. At June 30, 2026, the Company’s derivative asset of $0.1 million, representing one draw priced on June 30, 2026 and settled on July 1, 2026, was measured based on the fair value of the shares deliverable relative to the contractual purchase price for that draw, and is included in prepaid expenses and other current assets on the condensed consolidated balance sheet. No comparable instruments were outstanding at December 31, 2025. The following table summarizes the changes in the fair value of the ELOC derivative for the six months ended June 30, 2026:

Balance at December 31, 2025	$—
Loss on change in fair value recognized through earnings	(251,455)
Amounts settled through the issuance of common stock	326,425
Balance at June 30, 2026	$74,970